Commitments and Contingencies (Contractual Commitments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recorded Unconditional Purchase Obligation [Line Items]
2023	$ 2,776
2024	1,272
2025	934
2026	701
2027	657
Thereafter	5,152
Contractual Commitments	11,492
NSPI Contractual obligation for use of the Maritime Link
Regulatory Liabilities	2,273	$ 2,055
Revenue, Remaining Performance Obligation, Amount	$ 450	$ 437
Nalcor Energy
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	50 years
SeaCoast Gas Transmission, LLC
NSPI Contractual obligation for use of the Maritime Link
Revenue, Remaining Performance Obligation, Amount	$ 144
SeaCoast Gas Transmission, LLC | PGS
NSPI Contractual obligation for use of the Maritime Link
Revenue, Remaining Performance Obligation, Amount	$ 144
Maritime Link Project
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	38 years
Maritime Link Project | NSPML
NSPI Contractual obligation for use of the Maritime Link
Regulatory Liabilities	$ 1,800
Maritime Link Project | NSPI
Recorded Unconditional Purchase Obligation [Line Items]
2023	164
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2023	693
2024	516
2025	423
2026	383
2027	367
Thereafter	2,817
Contractual Commitments	5,199
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2023	269
2024	243
2025	237
2026	228
2027	243
Thereafter	2,145
Contractual Commitments	3,365
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2023	1,161
2024	282
2025	138
2026	40
2027	5
Thereafter	1
Contractual Commitments	1,627
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2023	264
2024	89
2025	4
2026	1
2027	0
Thereafter	0
Contractual Commitments	358
Equity Method Investments
Recorded Unconditional Purchase Obligation [Line Items]
2023	240
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Contractual Commitments	240
Other Commitment [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2023	149
2024	142
2025	132
2026	49
2027	42
Thereafter	189
Contractual Commitments	$ 703